Exhibit 99.1

Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	January 2017
Distribution Date	02/15/17
Transaction Month	17
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 14, 2015
Closing Date:	September 16, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,061,790,025.14	57,449	3.31%	58.28
Original Adj. Pool Balance:		$1,020,665,769.69

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$211,000,000.00	19.872%	0.39000%		September 15, 2016
Class A-2-A Notes	Fixed	$250,000,000.00	23.545%	0.99000%		November 15, 2018
Class A-2-B Notes	Floating	$145,000,000.00	13.656%	LIBOR + 0.37%		November 15, 2018
Class A-3 Notes	Fixed	$255,000,000.00	24.016%	1.46000%		February 18, 2020
Class A-4 Notes	Fixed	$83,630,000.00	7.876%	1.78000%		November 15, 2021
Class B Notes	Fixed	$18,370,000.00	1.730%	2.15000%		November 15, 2021
Class C Notes	Fixed	$27,560,000.00	2.596%	2.55000%		November 15, 2021
Class D Notes	Fixed	$22,450,000.00	2.114%	3.15000%		June 15, 2022
Total Securities		$1,013,010,000.00	95.406%

Overcollateralization		$7,655,769.69	0.721%
YSOA		$41,124,255.45	3.873%
Total Original Pool Balance		$1,061,790,025.14	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$102,511,856.29	0.4100474	$88,367,119.41	0.3534685	$14,144,736.87
Class A-2-B Notes	$59,456,876.65	0.4100474	$51,252,929.26	0.3534685	$8,203,947.39
Class A-3 Notes	$255,000,000.00	1.0000000	$255,000,000.00	1.0000000	$-
Class A-4 Notes	$83,630,000.00	1.0000000	$83,630,000.00	1.0000000	$-
Class B Notes	$18,370,000.00	1.0000000	$18,370,000.00	1.0000000	$-
Class C Notes	$27,560,000.00	1.0000000	$27,560,000.00	1.0000000	$-
Class D Notes	$22,450,000.00	1.0000000	$22,450,000.00	1.0000000	$-
Total Securities	$568,978,732.93	0.5616714	$546,630,048.67	0.5396097	$22,348,684.26

Weighted Avg. Coupon (WAC)	3.18%		3.17%
Weighted Avg. Remaining Maturity (WARM)	42.72		41.79
Pool Receivables Balance	$605,878,522.57		$582,542,827.03
Remaining Number of Receivables	45,070		44,366

Adjusted Pool Balance	$584,288,719.48		$561,940,035.22

III. COLLECTIONS

Principal:
Principal Collections	$22,395,866.90
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$456,379.90
Total Principal Collections	$22,852,246.80

Interest:
Interest Collections	$1,628,268.37
Late Fees & Other Charges	$46,412.48
Interest on Repurchase Principal	$-
Total Interest Collections	$1,674,680.85

Collection Account Interest	$6,669.70
Reserve Account Interest	$840.70
Servicer Advances	$-

Total Collections	$24,534,438.05

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Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	January 2017
Distribution Date	02/15/17
Transaction Month	17
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections	$24,534,438.05
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$24,534,438.05

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$504,898.77	$-	$504,898.77	504,898.77
Collection Account Interest					$6,669.70
Late Fees & Other Charges					$46,412.48
Total due to Servicer					$557,980.95

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2-A Notes		$84,572.28		$84,572.28
Class A-2-B Notes		$54,521.25		$54,521.25
Class A-3 Notes		$310,250.00		$310,250.00
Class A-4 Notes		$124,051.17		$124,051.17

Total Class A interest:		$573,394.70		$573,394.70	573,394.70

3. First Priority Principal Distribution:		$-		$-	0.00

4. Class B Noteholders Interest:		$32,912.92		$32,912.92	32,912.92

5. Second Priority Principal Distribution:		$-		$-	0.00

6. Class C Noteholders Interest:		$58,565.00		$58,565.00	58,565.00

7. Third Priority Principal Distribution:		$-		$-	0.00

8. Class D Noteholders Interest:		$58,931.25		$58,931.25	58,931.25

Available Funds Remaining:					$23,252,653.23

9. Regular Principal Distribution Amount:					22,348,684.26

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2-A Notes				$14,144,736.87
Class A-2-B Notes				$8,203,947.39
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$22,348,684.26		$22,348,684.26
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$22,348,684.26		$22,348,684.26

10. Required Deposit to Reserve Account	0.00

11. Trustee Expenses	0.00

12. Remaining Available Collections Released to Certificateholder	903,968.97

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$21,589,803.09
Beginning Period Amount	$21,589,803.09
Current Period Amortization	$987,011.28
Ending Period Required Amount	$20,602,791.81
Ending Period Amount	$20,602,791.81
Next Distribution Date Required Amount	$19,638,786.50

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Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	January 2017
Distribution Date	02/15/17
Transaction Month	17
30/360 Days	30
Actual/360 Days	29

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,551,664.42
Beginning Period Amount	$2,551,664.42
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,551,664.42
Ending Period Amount	$2,551,664.42

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$15,309,986.55	$15,309,986.55	$15,309,986.55
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	2.62%	2.72%	2.72%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.69%	43,786	98.40%	$573,219,406.93
30 - 60 Days	1.00%	445	1.21%	$7,049,844.36
61 - 90 Days	0.24%	106	0.31%	$1,817,979.84
91-120 Days	0.07%	29	0.08%	$455,595.90
121 + Days	0.00%	0	0.00%	$-
Total		44,366		$582,542,827.03

Delinquent Receivables 30+ Days Past Due
Current Period	1.31%	580	1.60%	$9,323,420.10
1st Preceding Collection Period	1.20%	543	1.44%	$8,715,942.49
2nd Preceding Collection Period	1.19%	546	1.41%	$8,892,784.76
3rd Preceding Collection Period	1.21%	562	1.45%	$9,443,027.83
Four-Month Average	1.23%		1.47%

Repossession in Current Period		31		$458,013.80
Repossession Inventory		79		$405,849.37

Current Charge-Offs
Gross Principal of Charge-Offs				$939,828.64
Recoveries				$(456,379.90)
Net Loss				$483,448.74

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.96%

Average Pool Balance for Current Period				$594,210,674.80

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.98%
1st Preceding Collection Period				0.83%
2nd Preceding Collection Period				1.39%
3rd Preceding Collection Period				1.39%
Four-Month Average				1.14%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	72	1,108	$15,765,915.80
Recoveries	60	883	$(7,486,447.61)
Net Loss			$8,279,468.19
Cumulative Net Loss as a % of Initial Pool Balance			0.78%

Net Loss for Receivables that have experienced a Net Loss *	52	841	$8,294,264.71
Average Net Loss for Receivables that have experienced a Net Loss			$9,862.38

Principal Balance of Extensions			$2,089,928.27
Number of Extensions			124

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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